FPA Short Duration Government ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 97.3%
	U.S. TREASURY NOTES & BONDS — 97.3%
	U.S. Treasury Note
$911,000	4.000%, 2/28/2030	$919,635
916,000	4.000%, 3/31/2030	924,294
608,000	3.875%, 4/30/2030	610,295
627,000	3.875%, 6/30/2030	629,162
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $3,056,708)	3,083,386
	TOTAL BONDS & DEBENTURES
	(Cost $3,056,708)	3,083,386
	TOTAL INVESTMENTS — 97.3%
	(Cost $3,056,708)	3,083,386
	Other Assets in Excess of Liabilities — 2.7%	86,614
	TOTAL NET ASSETS — 100.0%	$3,170,000